UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
	          New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        11/05/2007


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           54

Form 13F Information Table Value Total: $         69,957



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC.                     COM              013817101     2335    59700 SH       SOLE                    59700
ALTERA                         COM              021441100     1445    60000 SH       SOLE                    53000              7000
AMERICAN INTL GROUP            COM              026874107     1360    20100 SH       SOLE                    20100
APPLE COMPUTER INC             COM              037833100     2041    13300 SH       SOLE                    12300              1000
APPLIED MATERIALS INC          COM              038222105     1534    74100 SH       SOLE                    72100              2000
ARCHER DANIELS MIDLAND         COM              039483102     1522    46000 SH       SOLE                    46000
BAXTER INTL.                   COM              071813109      698    12400 SH       SOLE                    12400
BJ SERVICES CO.                COM              055482103      685    25800 SH       SOLE                    25800
BRISTOL MYERS- SQUIBB          COM              110122108     1110    38500 SH       SOLE                    38500
BROADCOM CORP                  COM              111320107     1286    35300 SH       SOLE                    35300
CBS CORP - CLASS B             COM              124857202     1490    47300 SH       SOLE                    47300
CLOROX CO DEL                  COM              189054109     1080    17700 SH       SOLE                    17700
COCA COLA CO COM               COM              191216100      782    13600 SH       SOLE                    13600
COEUR D ALENE MINES            COM              192108108      190    50100 SH       SOLE                                      50100
COSTCO WHOLESALE CORP.         COM              22160K105     1626    26500 SH       SOLE                    26500
CYPRESS SEMICONDUCTOR Corp     COM              232806109     1756    60100 SH       SOLE                    53100              7000
DOVER CORP                     COM              260003108      856    16800 SH       SOLE                    16800
EBAY INC                       COM              278642103     2560    65600 SH       SOLE                    59600              6000
EL PASO NATURAL GAS CO NEW     COM              28336l109     1108    65300 SH       SOLE                    56300              9000
ELI LILLY & CO COM             COM              532457108     1850    32500 SH       SOLE                    31000              1500
EMC CORP                       COM              268648102     1649    79300 SH       SOLE                    79300
EXXON MOBIL CORP               COM              30231G102      648     7000 SH       SOLE                     7000
Echostar Communications-A      COM              278762109      936    20000 SH       SOLE                    20000
GENERAL ELECTRIC CORP.         COM              369604103     1457    35200 SH       SOLE                    35200
INTEL CORP.                    COM              458140100     2374    91800 SH       SOLE                    91800
INTUIT INC                     COM              461202103     2124    70100 SH       SOLE                    65100              5000
Iamgold Intl African Mng Gold  COM              450913108      331    38200 SH       SOLE                                      38200
JOHNSON & JOHNSON              COM              478160104     1150    17500 SH       SOLE                    17500
KNIGHT-TRIMARK GROUP INC       COM              499005106      120    10000 SH       SOLE                                      10000
KRAFT FOODS INC.               COM              50075N104     1242    36000 SH       SOLE                    36000
MCAFEE INC                     COM              579064106     1995    57200 SH       SOLE                    52200              5000
MCKESSON HBOC Inc              COM              58155Q103     1852    31500 SH       SOLE                    31500
MEDCO HEALTH SOLUTIONS INC.    COM              58405U102      994    11000 SH       SOLE                    11000
MICROSOFT CORP COM             COM              594918104      651    22100 SH       SOLE                    22100
NASDAQ STOCK MARKET Inc        COM              631103108     3546    94100 SH       SOLE                    87100              7000
NEWMONT MINING CORP            COM              651639106     1736    38800 SH       SOLE                    37800              1000
Northgate Exploration Ltd      COM              666416102      117    41300 SH       SOLE                                      41300
ORACLE SYSTEMS CORP            COM              68389X105     1409    65100 SH       SOLE                    65100
PATTERSON ENERGY INC.          COM              703481101      880    39000 SH       SOLE                    35000              4000
PEABODY ENERGY CORP            COM              704549104      718    15000 SH       SOLE                    15000
PEPSICO INC                    COM              713448108      689     9400 SH       SOLE                     9400
PFIZER INC                     COM              717081103     1639    67100 SH       SOLE                    67100
PROCTER & GAMBLE CO            COM              742718109     1850    26300 SH       SOLE                    26300
Pacific Ethanol Inc            COM              69423u107      202    21000 SH       SOLE                                      21000
SAFEWAY INC NEW                COM              786514208      811    24500 SH       SOLE                    24500
SANDISK CORP                   COM              80004C101     1636    29700 SH       SOLE                    29700
SCHERING PLOUGH CORP           COM              806605101     1597    50500 SH       SOLE                    50500
SCHWAB CHARLES CP NEW          COM              808513105      596    27600 SH       SOLE                    27600
ST JUDE MED INC                COM              790849103      635    14400 SH       SOLE                    14400
SUN MICROSYSTEMS               COM              866810104     1855   330000 SH       SOLE                   300000             30000
SUNOCO INC.                    COM              86764p109     1380    19500 SH       SOLE                    19500
SYMANTEC                       COM              871503108     1572    81100 SH       SOLE                    81100
UNITED PARCEL SVC INC CL B     COM              911312106     1449    19300 SH       SOLE                    19300
WALGREEN INC.                  COM              931422109      803    17000 SH       SOLE                    17000